Note 6 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Liabilities, Gross	$ 2,637,000	$ 2,482,000
Deferred Tax Assets, Net of Valuation Allowance	2,645,000	2,490,000
Deferred Tax Assets, Valuation Allowance	1,453,000	1,651,000
Income Taxes Paid, Net	54,000	94,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards	8,146,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 8,148,000